Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 8,403,731	$ 485,366
Accounts receivable, net	5,844,119	1,648,447
Costs and revenues in excess of billings	395,442	1,724,543
Inventory, net	383,799	221,548
Construction in progress	2,254,902	706,043
Other receivables	2,195,554
Prepaid expenses and deposits	1,936,743	921,917
Total Current Assets	21,414,290	5,707,864
PROPERTY AND EQUIPMENT, net	858,212	655,666
OTHER ASSETS
Deposits	50,692	52,408
Construction in progress (noncurrent)	44,035,500
Contracts and franchise, net	19,820,580	8,250,495
Assets of discontinued operations	251,492	280,513
Total Other Assets	64,158,264	8,583,416
TOTAL ASSETS	86,430,766	14,946,946
CURRENT LIABILITIES
Accounts payable	2,658,368	1,990,323
Current portion of notes payable	1,504,476	458,831
Related party payables	1,337,151	1,976,995
Billings in excess of revenues	438,952	674,971
Deferred revenues	11,993	17,004
Accrued expenses	422,456	513,414
Payroll expenses payable	125,052	438,831
Preferred dividends payable	403,690	440,287
Liabilities of discontinued operations	190,609	148,548
Total Current Liabilities	7,092,747	6,659,204
Total Liabilities	7,092,747	6,659,204
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock value	570	510
Common stock value	60,206	20,883
Additional paid-in capital	143,605,036	42,332,298
Stock subscription receivable	1,600,000
Accumulated deficit	(62,727,793)	(34,065,949)
Total Stockholders' Equity	79,338,019	8,287,742
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 86,430,766	$ 14,946,946